Consolidated Statements of Changes in Shareholders' Deficit (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001